UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-09005
Name of Registrant: Vanguard Massachusetts Tax-Exempt Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30
Date of reporting period: August 31, 2017
Item 1: Schedule of Investments

Vanguard Massachusetts Tax-Exempt Fund

Schedule of Investments (unaudited)
As of August 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.0%)
Massachusetts (99.7%)
Boston MA GO	5.000%	2/1/24	2,345	2,723
Boston MA GO	5.000%	3/1/24	3,000	3,584
Boston MA GO	5.000%	4/1/28	1,940	2,369
Boston MA Housing Authority Revenue	5.000%	4/1/23 (4)	2,000	2,049
Boston MA Housing Authority Revenue	5.000%	4/1/25 (4)	5,440	5,571
Boston MA Water & Sewer Commission Revenue	5.000%	5/1/19 (Prere.)	3,725	3,979
Boston MA Water & Sewer Commission Revenue	5.000%	11/1/19 (Prere.)	1,000	1,087
Boston MA Water & Sewer Commission Revenue	5.000%	11/1/20	1,550	1,746
Boston MA Water & Sewer Commission Revenue	5.000%	11/1/30	750	875
Cambridge MA GO	5.000%	1/1/23	850	986
Cambridge MA GO	4.000%	1/1/26	1,600	1,859
Cambridge MA GO	4.000%	1/1/27	1,000	1,150
Essex MA North Shore Agricultural & Technical
School District GO	4.000%	6/1/39	2,810	2,971
Holyoke MA GO	5.000%	9/1/30	1,690	1,929
Massachusetts Bay Transportation Authority
Assessment Revenue	5.250%	7/1/31	2,285	2,985
Massachusetts Bay Transportation Authority
Assessment Revenue	4.000%	7/1/37	5,000	5,260
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/41	7,630	8,767
Massachusetts Bay Transportation Authority
General Transportation Revenue VRDO	0.780%	9/7/17	900	900
Massachusetts Bay Transportation Authority
Revenue VRDO	0.790%	9/7/17	7,450	7,450
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/22	3,500	4,171
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/23	4,010	4,835
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/23	2,825	3,447
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/27	5,950	7,470
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	7/1/32	2,870	3,109
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/32	2,900	3,791
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/33	10,000	13,086
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/33	2,000	2,617
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	7/1/35	1,980	2,116
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	7/1/35	3,000	3,206
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/35	2,145	2,353
Massachusetts Clean Energy Cooperative Corp.
Revenue (Municipal Lighting Plant)	5.000%	7/1/26	2,875	3,392

Massachusetts Clean Energy Cooperative Corp.
Revenue (Municipal Lighting Plant)	5.000%	7/1/29	2,000	2,328
Massachusetts Clean Energy Cooperative Corp.
Revenue (Municipal Lighting Plant)	5.000%	7/1/32	2,500	2,884
Massachusetts Clean Water Trust Revenue	5.000%	2/1/28	3,000	3,578
Massachusetts Clean Water Trust Revenue	5.000%	8/1/28	4,485	5,745
Massachusetts Clean Water Trust Revenue	5.000%	2/1/29	405	497
Massachusetts Clean Water Trust Revenue	5.000%	8/1/29	3,545	4,554
Massachusetts Clean Water Trust Revenue	5.000%	2/1/30	405	494
Massachusetts Clean Water Trust Revenue	5.000%	2/1/35	3,000	3,510
Massachusetts Clean Water Trust Revenue	5.000%	2/1/45	2,085	2,408
Massachusetts College Building Authority
Revenue	5.000%	5/1/25	1,100	1,282
Massachusetts College Building Authority
Revenue	5.000%	5/1/26	1,455	1,736
Massachusetts College Building Authority
Revenue	5.000%	5/1/27	1,200	1,428
Massachusetts College Building Authority
Revenue	4.000%	5/1/29	2,015	2,249
Massachusetts College Building Authority
Revenue	5.000%	5/1/29	1,500	1,653
Massachusetts College Building Authority
Revenue	5.000%	5/1/30	1,075	1,247
Massachusetts College Building Authority
Revenue	5.000%	5/1/30	1,610	1,767
Massachusetts College Building Authority
Revenue	5.000%	5/1/31	2,000	2,323
Massachusetts College Building Authority
Revenue	5.000%	5/1/36	4,000	4,572
Massachusetts College Building Authority
Revenue	5.000%	5/1/39	3,000	3,426
Massachusetts College Building Authority
Revenue	5.000%	5/1/41	5,000	5,689
Massachusetts College Building Authority
Revenue	5.000%	5/1/43	3,285	3,733
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/20	3,500	3,814
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	3,000	3,277
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/32	5,620	6,098
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/35	2,350	2,554
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/37	3,000	3,233
Massachusetts Department of Transportation
Metropolitan Highway System Revenue VRDO	0.800%	9/7/17	3,900	3,900
Massachusetts Development Finance Agency
Hospital Revenue (Cape Cod Healthcare
Obligated Group)	5.250%	11/15/36	5,130	5,844
Massachusetts Development Finance Agency
Revenue (Baystate Medical Obligated Group)	5.000%	7/1/34	1,500	1,704
Massachusetts Development Finance Agency
Revenue (Bentley University)	5.000%	7/1/40	5,750	6,617
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/31	1,685	2,006

Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.250%	10/1/41	3,300	3,752
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/46	1,500	1,728
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/22	2,000	2,285
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/28	1,250	1,400
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/29	1,500	1,677
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/30	1,430	1,597
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/31	1,250	1,396
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/19	520	559
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/38	2,950	3,521
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/40	2,000	2,187
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/42	2,000	2,368
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	2,995	3,527
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	470	553
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/29	3,100	3,579
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/29	2,535	2,797
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/30	2,450	2,810
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/31	4,245	4,843
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/32	1,000	1,137
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/34	1,510	1,706
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/37	1,000	1,121
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/44	7,000	7,683
Massachusetts Development Finance Agency
Revenue (Boston University)	6.000%	5/15/29 (2)	1,400	1,756
Massachusetts Development Finance Agency
Revenue (Boston University)	5.375%	5/15/39	1,575	2,002
Massachusetts Development Finance Agency
Revenue (Boston University)	4.000%	10/1/46	3,000	3,144
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	10/1/46	3,000	3,464
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	10/1/48	5,000	5,673
Massachusetts Development Finance Agency
Revenue (Boston University)	6.000%	5/15/59 (10)	6,075	7,812
Massachusetts Development Finance Agency
Revenue (Broad Institute Inc.)	5.250%	4/1/37	4,000	4,497

Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/28	3,000	3,598
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/32	1,000	1,148
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/33	1,000	1,141
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/37	1,000	1,155
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/38	1,000	1,152
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.250%	12/1/25	600	646
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.625%	12/1/30	550	591
Massachusetts Development Finance Agency
Revenue (Children's Hospital)	5.000%	10/1/34	2,440	2,847
Massachusetts Development Finance Agency
Revenue (Children's Hospital)	5.000%	10/1/46	4,000	4,589
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract Assistance)	5.000%	5/1/35	5,210	6,011
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract Assistance)	5.500%	2/1/40	2,160	2,368
Massachusetts Development Finance Agency
Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/30	2,115	2,529
Massachusetts Development Finance Agency
Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/41	11,105	12,800
Massachusetts Development Finance Agency
Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/46	4,000	4,569
Massachusetts Development Finance Agency
Revenue (Deerfield Academy)	5.000%	10/1/40	4,665	5,175
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/28	1,825	2,117
1 Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/31	1,000	1,183
1 Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/32	1,500	1,767
1 Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/33	1,500	1,757
1 Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/35	1,000	1,162
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/35	3,000	3,338
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/40	6,000	6,311
1 Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/40	1,000	1,147
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/41	5,960	6,566
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.250%	1/1/42	1,700	1,958
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/47	4,330	4,858
Massachusetts Development Finance Agency
Revenue (Emmanuel College)	5.000%	10/1/30	750	879
Massachusetts Development Finance Agency
Revenue (Emmanuel College)	5.000%	10/1/43	4,000	4,470

Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/20 (Prere.)	9,790	11,007
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/20 (Prere.)	740	832
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/20 (Prere.)	260	292
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.250%	2/1/21 (Prere.)	11,000	12,574
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/27	1,770	2,225
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/33	5,405	6,565
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/34	5,000	6,046
Massachusetts Development Finance Agency
Revenue (Harvard University)	4.000%	7/15/36	3,500	3,865
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/36	9,340	12,320
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/40	9,250	12,351
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/28	750	832
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/40	1,750	1,987
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/45	9,000	10,157
Massachusetts Development Finance Agency
Revenue (Loomis Obligated Group)	6.000%	1/1/33	4,000	4,447
Massachusetts Development Finance Agency
Revenue (Lowell General Hospital)	5.000%	7/1/37	4,800	5,166
Massachusetts Development Finance Agency
Revenue (Lowell General Hospital)	5.000%	7/1/44	6,010	6,403
Massachusetts Development Finance Agency
Revenue (Massachusetts College of Pharmacy
& Allied Health Sciences)	5.000%	7/1/19	175	188
Massachusetts Development Finance Agency
Revenue (Massachusetts College of Pharmacy
& Allied Health Sciences)	5.000%	7/1/21	300	343
Massachusetts Development Finance Agency
Revenue (Massachusetts College of Pharmacy
& Allied Health Sciences)	5.000%	7/1/23	250	298
Massachusetts Development Finance Agency
Revenue (Massachusetts College of Pharmacy
& Allied Health Sciences)	5.000%	7/1/26	1,380	1,592
Massachusetts Development Finance Agency
Revenue (MCPHS University)	5.000%	7/1/31	400	469
Massachusetts Development Finance Agency
Revenue (MCPHS University)	5.000%	7/1/32	300	350
Massachusetts Development Finance Agency
Revenue (MCPHS University)	5.000%	7/1/37	450	517
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.000%	7/1/32	2,000	2,149
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.000%	7/1/37	300	331
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.000%	7/1/42	500	548

Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.250%	7/1/42	1,920	2,062
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.125%	7/1/44	1,500	1,632
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.000%	7/1/47	8,700	9,503
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.625%	7/15/36	1,000	1,124
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.750%	7/15/43	5,755	6,430
Massachusetts Development Finance Agency
Revenue (Mount Holyoke College)	5.000%	7/1/18 (Prere.)	1,500	1,553
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	10/1/29	3,250	3,736
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	10/1/30	1,750	1,995
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	3/1/32	950	1,112
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	3/1/39	3,500	4,029
Massachusetts Development Finance Agency
Revenue (Olin College)	5.000%	11/1/38	6,000	6,878
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/28	2,000	2,301
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/29	6,000	7,216
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/30	1,500	1,708
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/31	5,705	6,374
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	4.000%	7/1/32	8,000	8,597
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/36	4,000	4,448
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/40	3,000	3,407
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.375%	7/1/41	4,000	4,375
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/45	3,775	4,262
2 Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/47	5,000	5,695
Massachusetts Development Finance Agency
Revenue (Partners Healthcare) VRDO	0.790%	9/7/17	1,200	1,200
Massachusetts Development Finance Agency
Revenue (Phillips Academy)	5.000%	9/1/38	1,545	1,824
Massachusetts Development Finance Agency
Revenue (Phillips Academy)	5.000%	9/1/43	8,295	9,721
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/35	1,500	1,592
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.500%	10/1/28	1,000	1,163
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.125%	10/1/33	2,000	2,221
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.000%	10/1/36	2,250	2,567

Massachusetts Development Finance Agency
Revenue (Simmons College)	5.250%	10/1/39	3,000	3,348
Massachusetts Development Finance Agency
Revenue (Simmons College)	4.000%	7/1/46	4,500	4,829
Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	5.000%	7/1/28	850	1,007
Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	4.000%	7/1/36	4,495	4,671
Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	5.000%	7/1/41	2,000	2,233
Massachusetts Development Finance Agency
Revenue (Southcoast Health System Obligated
Group)	5.000%	7/1/27	1,550	1,780
Massachusetts Development Finance Agency
Revenue (Sterling & Francine Clark Art
Institute)	5.000%	7/1/34	1,000	1,171
Massachusetts Development Finance Agency
Revenue (Sterling & Francine Clark Art
Institute)	5.000%	7/1/35	2,000	2,333
Massachusetts Development Finance Agency
Revenue (Sterling & Francine Clark Art
Institute)	4.000%	7/1/41	6,130	6,427
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/30	3,000	3,200
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/35	1,000	1,155
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/36	1,000	1,154
Massachusetts Development Finance Agency
Revenue (Suffolk University)	4.000%	7/1/39	6,975	7,192
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.125%	7/1/40	3,000	3,201
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.250%	1/1/27	3,545	4,030
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/32	4,500	5,241
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.750%	1/1/36	850	969
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.875%	1/1/41	2,000	2,282
Massachusetts Development Finance Agency
Revenue (Tufts University)	5.000%	8/15/38	1,000	1,161
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/31	1,000	1,144
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/32	1,000	1,140
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/38	3,000	3,363
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	2,750	3,058
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/31	1,000	1,155
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.500%	7/1/31	5,500	6,091

Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/41	700	781
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/46	1,355	1,504
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/42	2,000	2,296
Massachusetts Development Finance Agency
Revenue (Wentworth Institute of Technology
Inc.)	5.000%	10/1/46	4,250	4,785
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/45	2,825	3,131
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	0.000%	1/1/32 (12)	1,620	982
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	0.000%	1/1/33 (12)	3,290	1,907
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	5.000%	1/1/35	1,720	1,998
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	5.000%	1/1/36	1,000	1,159
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	5.000%	1/1/36 (12)	2,650	2,681
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/29	1,025	1,283
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/30	1,000	1,243
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/33	5,600	6,733
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/34	2,390	2,863
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/38	4,000	4,680
Massachusetts Development Finance Agency
Revenue (Worcester Polytechnic Institute)	5.000%	9/1/50	2,650	2,946
Massachusetts Development Finance Agency
Revenue (Worcester Polytechnic Institute)	5.000%	9/1/52	10,095	11,497
Massachusetts Development Finance Agency
Special Obligation Revenue	5.000%	5/1/34	1,295	1,484
Massachusetts Development Finance Agency
Special Obligation Revenue	5.000%	5/1/39	6,470	7,367
Massachusetts Development Finance Agency
Special Obligation Revenue	5.000%	5/1/39	1,000	1,139
Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/26	3,000	3,504
Massachusetts Federal Highway Revenue	5.000%	6/15/27	6,000	7,251
Massachusetts GO	5.000%	7/1/19 (Prere.)	780	838
Massachusetts GO	5.500%	10/1/19 (12)	1,000	1,096
Massachusetts GO	5.500%	10/1/19 (2)	2,025	2,219
Massachusetts GO	5.000%	4/1/20	2,550	2,816
Massachusetts GO	5.250%	8/1/20	4,740	5,327
Massachusetts GO	5.000%	8/1/21 (Prere.)	6,500	7,485
Massachusetts GO	5.000%	8/1/21 (Prere.)	2,000	2,303
Massachusetts GO	5.000%	7/1/22 (Prere.)	9,010	10,634
Massachusetts GO	5.000%	5/1/23	2,500	3,008
Massachusetts GO	5.250%	8/1/23	1,000	1,224
Massachusetts GO	5.000%	7/1/28	10,740	13,234
Massachusetts GO	5.000%	7/1/28	2,630	3,364
Massachusetts GO	5.000%	7/1/28	4,000	5,116

Massachusetts GO	5.000%	7/1/29	4,900	5,985
Massachusetts GO	5.000%	7/1/30	560	679
Massachusetts GO	5.500%	8/1/30 (2)	7,000	9,371
Massachusetts GO	5.000%	7/1/32	3,460	4,154
Massachusetts GO	4.000%	8/1/32	5,000	5,344
Massachusetts GO	5.000%	7/1/33	5,215	6,238
Massachusetts GO	4.500%	7/1/34	11,170	12,581
Massachusetts GO	5.000%	7/1/34	5,000	5,959
Massachusetts GO	5.000%	12/1/34	13,000	15,597
Massachusetts GO	4.000%	4/1/35	5,000	5,375
Massachusetts GO	4.000%	5/1/35	5,000	5,337
Massachusetts GO	5.000%	7/1/35	5,000	5,937
Massachusetts GO	5.000%	7/1/35	4,000	4,695
Massachusetts GO	5.000%	8/1/36	9,100	10,358
Massachusetts GO	5.000%	12/1/36	3,000	3,578
Massachusetts GO	5.000%	7/1/37	500	585
Massachusetts GO	5.000%	8/1/37	5,000	5,673
Massachusetts GO	4.000%	4/1/38	4,000	4,255
Massachusetts GO	5.000%	7/1/38	5,000	5,898
Massachusetts GO	5.000%	12/1/38	2,500	2,968
Massachusetts GO	4.000%	12/1/39	500	536
Massachusetts GO	5.000%	7/1/40	8,000	9,303
Massachusetts GO	5.000%	3/1/41	8,000	9,292
Massachusetts GO	4.000%	9/1/41	3,000	3,183
Massachusetts GO	5.250%	4/1/42	3,000	3,645
Massachusetts GO	4.000%	9/1/42	6,900	7,329
Massachusetts GO	4.000%	6/1/43	7,820	8,098
Massachusetts GO	4.500%	8/1/43	3,705	4,004
Massachusetts GO	4.000%	12/1/44	7,350	7,799
Massachusetts GO	4.000%	5/1/45	10,000	10,480
Massachusetts GO	5.000%	7/1/45	2,000	2,314
Massachusetts GO	4.000%	12/1/45	5,000	5,293
Massachusetts GO	4.000%	2/1/46	5,000	5,277
Massachusetts GO	5.000%	4/1/47	14,950	17,587
Massachusetts GO	5.250%	4/1/47	7,000	8,465
3 Massachusetts GO TOB VRDO	0.900%	9/1/17 LOC	13,710	13,710
Massachusetts GO VRDO	0.860%	9/1/17	7,600	7,600
Massachusetts GO VRDO	0.800%	9/7/17	6,010	6,010
Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)
VRDO	0.790%	9/1/17 LOC	2,300	2,300
Massachusetts Health & Educational Facilities
Authority Revenue (Berklee College of Music,
Inc.)	5.000%	10/1/26	120	120
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/18 (Prere.)	315	326
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/18 (Prere.)	2,575	2,665
Massachusetts Health & Educational Facilities
Authority Revenue (CareGroup)	5.000%	7/1/18 (Prere.)	2,000	2,071
Massachusetts Health & Educational Facilities
Authority Revenue (CareGroup)	5.125%	7/1/18 (Prere.)	3,500	3,628
Massachusetts Health & Educational Facilities
Authority Revenue (CareGroup)	5.125%	7/1/18 (Prere.)	3,015	3,125
Massachusetts Health & Educational Facilities
Authority Revenue (Children's Hospital)	5.500%	12/1/39	4,000	4,383

Massachusetts Health & Educational Facilities
Authority Revenue (Dana-Farber Cancer
Institute)	5.000%	12/1/37	5,000	5,236
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/19 (Prere.)	810	886
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/19 (Prere.)	925	1,012
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	6.250%	4/1/20	3,080	3,499
Massachusetts Health & Educational Facilities
Authority Revenue (Isabella Stewart Gardner
Museum)	5.000%	5/1/19 (Prere.)	2,080	2,222
Massachusetts Health & Educational Facilities
Authority Revenue (Isabella Stewart Gardner
Museum)	5.000%	5/1/19 (Prere.)	1,650	1,763
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.500%	7/1/18 (Prere.)	1,000	1,040
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/30	3,000	3,957
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts)
VRDO	0.820%	9/1/17	1,905	1,905
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts)
VRDO	0.830%	9/1/17	29,645	29,645
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/19	3,000	3,246
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/23	3,435	3,586
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/32	1,000	1,138
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/33	3,000	3,121
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.250%	7/1/29	10,000	10,766
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.000%	7/1/39	1,680	1,780
3 Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) TOB VRDO	0.740%	9/1/17	6,500	6,500
3 Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) TOB VRDO	0.810%	9/7/17	3,800	3,800
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.770%	9/7/17	1,100	1,100
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.780%	9/7/17	6,700	6,700
Massachusetts Health & Educational Facilities
Authority Revenue (South Coast Health
System)	5.000%	7/1/39	6,000	6,260
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University)	5.250%	2/15/22	1,475	1,738

Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	0.750%	9/1/17	6,100	6,100
Massachusetts Health & Educational Facilities
Authority Revenue (UMass Memorial Medical
Center)	5.000%	7/1/21	100	110
Massachusetts Health & Educational Facilities
Authority Revenue (Winchester Hospital)	5.250%	7/1/38	2,840	3,073
Massachusetts Housing Finance Agency Single
Family Housing Revenue	2.650%	12/1/41	2,520	2,567
Massachusetts Housing Finance Agency Single
Family Housing Revenue	2.750%	12/1/41	735	749
Massachusetts Housing Finance Agency Single
Family Housing Revenue	3.500%	6/1/42	925	987
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	12/1/43	2,285	2,396
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	12/1/44	2,255	2,366
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	6/1/45	1,230	1,309
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.050%	12/1/52	4,490	4,576
Massachusetts Port Authority Revenue	5.000%	7/1/25	1,230	1,445
Massachusetts Port Authority Revenue	5.000%	7/1/30	2,000	2,330
Massachusetts Port Authority Revenue	5.000%	7/1/31	1,800	2,092
Massachusetts Port Authority Revenue	5.000%	7/1/33	4,650	5,378
Massachusetts Port Authority Revenue	5.000%	7/1/34	3,845	4,541
Massachusetts Port Authority Revenue	5.000%	7/1/35	1,500	1,761
Massachusetts Port Authority Revenue	5.000%	7/1/40	6,850	7,966
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/22	5,035	5,968
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/25	3,130	3,689
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/26	5,000	5,883
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27	10,000	11,745
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/28	7,250	8,503
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/29	11,480	13,424
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/29	2,400	2,946
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30	8,000	9,350
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/30	4,700	5,732
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/31	7,855	9,525
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	8/15/32	4,000	4,352
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/32	2,400	2,747
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/34	7,010	8,392
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/34	2,000	2,377

Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	10/15/35	10,000	11,541
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	8/15/36	5,000	5,341
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	1/15/37	3,000	3,179
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/37	5,000	5,898
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/38	2,660	3,065
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/45	5,000	5,797
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	11/15/46	4,700	4,955
Massachusetts Special Obligation Dedicated Tax
Revenue	5.500%	1/1/27 (14)	10,000	12,809
Massachusetts Special Obligation Dedicated Tax
Revenue	5.500%	1/1/28 (14)	3,750	4,828
Massachusetts Development Finance Agency
Revenue (Emmanuel College)	4.000%	10/1/46	3,000	3,046
Massachusetts Development Finance Agency
Revenue (Harvard University)	4.000%	7/15/29	685	789
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/21 (Prere.)	2,000	2,291
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/33	2,050	2,308
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	4.000%	6/1/37	1,960	2,066
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/38	2,750	3,097
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/43	5,000	5,619
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/44	5,060	5,885
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	4.000%	6/1/45	7,000	7,402
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	4.000%	6/1/46	10,000	10,567
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/40	5,000	5,899
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/41	7,015	8,241
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	4.000%	6/1/45	7,300	7,734
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/45	5,640	6,615
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/20 (14)	3,000	2,921
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/25 (14)	5,035	4,364
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/28 (14)	6,670	5,229
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/22	3,010	3,566
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/27	8,010	9,692

Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/28	975	1,174
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/29	1,520	1,979
Massachusetts Water Pollution Abatement Trust
Revenue	5.750%	8/1/29	190	191
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/32	5,685	6,106
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/32	2,415	2,680
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19 (Prere.)	2,950	3,182
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/20 (Prere.)	2,775	3,098
2 Massachusetts Water Resources Authority
Revenue	5.000%	8/1/20 (Prere.)	500	558
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/20 (4)	1,000	1,132
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	180	207
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	820	944
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/22 (Prere.)	2,400	2,839
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/22 (4)	1,490	1,802
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/27	5,000	6,260
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/27	2,000	2,226
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/28	800	993
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/29	6,000	6,888
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/29	1,070	1,341
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31	2,280	2,770
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/31 (4)	1,000	1,322
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/32	5,140	6,216
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/33	3,300	4,040
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/34	3,465	4,225
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/35 (4)	6,310	8,498
Massachusetts Water Resources Authority
Revenue	4.000%	8/1/36	7,200	7,801
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	2,710	3,145
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/40	2,715	3,212
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/40	4,860	5,749

Massachusetts Water Resources Authority
Revenue	5.000%	8/1/42	1,000	1,150
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/42	10,000	11,424
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/44	8,000	9,318
Massachusetts Water Resources Authority
Revenue VRDO	0.780%	9/7/17	2,100	2,100
Massachusetts Water Resources Authority
Revenue VRDO	0.790%	9/7/17	400	400
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/31	1,000	1,136
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/36	7,000	7,995
Scituate MA GO	4.000%	9/15/39	3,000	3,175
University of Massachusetts Building Authority
Revenue	5.000%	5/1/18 (Prere.)	1,615	1,661
University of Massachusetts Building Authority
Revenue	5.000%	11/1/31	2,500	2,985
University of Massachusetts Building Authority
Revenue	5.000%	11/1/32	4,060	4,815
University of Massachusetts Building Authority
Revenue	5.000%	11/1/35	5,460	6,597
University of Massachusetts Building Authority
Revenue	5.000%	5/1/38	2,000	2,290
University of Massachusetts Building Authority
Revenue	5.000%	11/1/38	4,615	5,539
University of Massachusetts Building Authority
Revenue	5.000%	11/1/39	6,695	7,664
University of Massachusetts Building Authority
Revenue	5.000%	11/1/39	3,000	3,508
University of Massachusetts Building Authority
Revenue	5.000%	11/1/40	3,000	3,495
University of Massachusetts Building Authority
Revenue	5.000%	11/1/44	3,365	3,914
University of Massachusetts Building Authority
Revenue	4.000%	11/1/45	6,020	6,337
University of Massachusetts Building Authority
Revenue	5.250%	11/1/47	5,000	6,097
University of Massachusetts Building Authority
Revenue VRDO	0.790%	9/7/17	9,310	9,310
Worcester MA GO	5.250%	8/15/21 (14)	315	316
				1,655,118
Guam (0.3%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/33	3,000	3,280
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.500%	7/1/43	2,250	2,507
				5,787
Total Tax-Exempt Municipal Bonds (Cost $1,594,317)				1,660,905
Total Investments (100.0%) (Cost $1,594,317)				1,660,905
Other Assets and Liabilities-Net (0.0%)				514
Net Assets (100%)				1,661,419

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
August 31, 2017.

2 Securities with a value of $479,000 have been segregated as initial margin for open futures contracts.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, the aggregate value of these securities was $24,010,000, representing 1.4% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

Massachusetts Tax-Exempt Fund

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2017	417	49,415	110
2-Year U.S. Treasury Note	December 2017	167	36,124	(1)
				109
Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2017	(196)	(26,760)	(145)
				(36)
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

Massachusetts Tax-Exempt Fund

The following table summarizes the market value of the fund's investments as of August 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	1,660,905	—
Futures Contracts—Assets[1]	35	—	—
Futures Contracts—Liabilities[1]	(47)	—	—
Total	(12)	1,660,905	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At August 31, 2017, the cost of investment securities for tax purposes was $1,595,050,000. Net unrealized appreciation of investment securities for tax purposes was $65,855,000, consisting of unrealized gains of $69,941,000 on securities that had risen in value since their purchase and $4,086,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MASSACHUSETTS TAX EXEMPT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MASSACHUSETTS TAX EXEMPT FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 18, 2017
VANGUARD MASSACHUSETTS TAX EXEMPT FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 18, 2017

* By:/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548,
Incorporated by Reference.